Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Disclosure of Earnings Per Share [Abstract]
Earnings (loss) per share
35.	Earnings (loss) per share

	Year ended December 31, 2023
		Weighted average
		number of ordinary
	Amount after tax	shares outstanding (Note 1)	Earnings per share
Basic earnings per share
Profit attributable to the parent	$13,495,614	7,038,173	$1.92
Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares
-Employee share options	-	93,664
-Convertible preference shares	(1,085,512)	412,685
-Restricted share units	-	13,957
Profit attributable to ordinary shareholders of the parent plus assumed conversion of all dilutive potential ordinary shares	$12,410,102	7,558,479	$1.64

	Year ended December 31, 2022
		Weighted average
		number of ordinary
	Amount after tax	shares outstanding (Note 1)	Loss per share
Basic/diluted loss per share
Basic/diluted loss per share
Loss attributable to the parent (Note 2)	$(87,537,224)	4,908,558	$(17.83)

	Year ended December 31, 2021
	Amount after tax	Weighted average number of ordinary shares outstanding (Note 1)	Loss per share
Basic/diluted loss per share
Basic/diluted loss per share
Loss attributable to the parent (Note 2)	$(8,548,294)	2,968,508	$(2.88)

Note 1:	On the Closing Date, pursuant to the business combination agreement, the Company effected in the form of capital recapitalization and issued 65,000,000 ordinary shares (or 6,500,000 reflective of 10-to-1 reverse stock split effective April 15, 2024) in total (the conversion ratio approximately of 4.82 on the shares of the Company’s ordinary share). Each eligible shareholder of record on the Closing Date, including preference shares converted into ordinary shares in accordance with the Company’s organizational documents and employees who holds granted share options, received approximately 4.82 shares of ordinary share for each share of ordinary share then held or as converted. The increase in the number of ordinary shares outstanding due to the capital recapitalization are adjusted retrospectively in the calculation of basic and diluted loss per share for all periods presented based on the new number of shares. Refer to Note 24 for more information on the capital recapitalization. Shares outstanding for the years have been restated for the 10-for-1 reverse stock split effective April 15, 2024.

Note 2:	Warrant liabilities were excluded in the computation of diluted loss per share for the year ended December 31, 2022. Employee share options were excluded in the computation of diluted loss per share for the years ended December 31, 2022 and 2021 and convertible preference shares were excluded in the computation of diluted loss per share for the year ended December 31, 2021 since it was anti-dilutive. The number of shares that were excluded from the loss per share calculation above for the years ended December 31, 2022 and December 31, 2021 that could be dilutive in the future was 12,514,617 and 33,903,228 shares, respectively (or 1,251,462 and 3,390,323 shares, respectively, reflective of 10-to-1 reverse stock split effective April 15, 2024).